UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

DSS AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA 95678

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 916-757-6862

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

DSS AmericaFirst Quantitative Funds

Proxy Vote History
Q2 2023

Company Name	Ticker Symbol	Date of Vote
Coterra Energy Inc	CTRA	4/4/2023
Zions Bancorporation	ZION	4/4/2023
Pultegroup Inc	PHM	4/4/2023
Philip Morris International	PM	4/4/2023
Paramount	PARA	4/4/2023
Ameriprise Financial	AMP	4/4/2023
Aflac Inc	AFL	4/4/2023
Philip Morris International	PM	4/4/2023
Abbvie Inc	ABBV	4/5/2023
3M Co	MMM	4/5/2023
Expeditors Int'l of Washington Inc	EXPD	4/5/2023
Moderna	MRNA	4/5/2023
Moderna	MRNA	4/5/2023
Gilead Sciences Inc	GILD	4/5/2023
Arch Capital Group Ltd	ACGL	4/6/2023
OXY	OXY	4/6/2023
Centene Corp	CNC	4/6/2023
Gilead Sciences Inc	GILD	4/6/2023
Bristol Myers Squibb Co	BMY	4/6/2023
Bristol Myers Squibb Co	BMY	4/6/2023
CF Industries Holdings Inc	CF	4/6/2023
Capital One Financial	COF	4/6/2023
Ford	F	4/11/2023
Phillips 66	PSX	4/11/2023
Pfizer Inc	PFE	4/11/2023
Iron Mountain Inc	IRM	4/11/2023
Valero Energy Corp	VLO	4/13/2023
Entergy Corp	ETR	4/13/2023
ConEdison Inc	ED	4/13/2023
Morgan Stanley	MS	4/13/2023
LKQ Corp	LKQ	4/13/2023
Nucor Corp	NUE	4/13/2023
Wec Energy Group Inc	WEC	4/13/2023
LOEWS Corp	LKQ	4/13/2023
Steel Dynamics Inc	STLD	4/13/2023
Altria Group Inc	MO	4/18/2023
Amgen	AMGEN	4/18/2023
Amgen	AMGEN	4/18/2023
Bristol Myers Squibb Co	BMY	4/18/2023
ConocoPhillips	COP	4/18/2023
Elevance Health Inc	ELV	4/18/2023
First Energy Corp	FE	4/18/2023
Hershey	HSY	4/18/2023
Masco Corp	MAS	4/18/2023
Mondelez International	MDLZ	4/18/2023
Principal Financial Group	PFG	4/18/2023
Vertex Pharmaceuticals Inc	VRTX	4/18/2023
Morgan Stanley	MS	4/21/2023
O'Reilly Automotive Inc	ORLY	4/21/2023
Synchrony financial	SYF	4/21/2023
The Hartford Financial Services Gr	HIG	4/21/2023
Universal Health Services	UHS	4/21/2023
Exon Mobile	XOM	4/25/2023
Exon Mobile	XOM	4/25/2023
Xcel Energy	XEL	4/25/2023
Allient Energy Corp	LNT	4/25/2023
Extra Space Storage	EXR	4/25/2023
CVS Health Corp	CVS	4/25/2023
Verisign Inc	VRSN	4/25/2023
State Street Corp	STT	4/25/2023
Lyondellbasell Industries	LYB	4/28/2023
Dollar General	DG	4/28/2023
Southern Company	SO	4/28/2023
Lowes Companies Inc	LOW	4/28/2023
Pioneer Natural Resources Co	PXD	4/28/2023
Marathon Oil Corp	MRO	4/28/2023
Chevron Corp	CVX	4/28/2023
Nisource Inc.	NI	4/28/2023
Interpublic Group	IPG	4/28/2023
Annaly Capital Management	NLY	4/28/2023
Old Dominion Freight Line	ODFL	4/28/2023
Fidelity Nat'l Information Svs	FIS	4/28/2023
Pioneer Natural Resources Co	PXD	4/28/2023
Ulta Beauty Inc	ULTA	5/2/2023
Gartner Inc	IT	5/2/2023
Equity Rsidential	EQR	5/2/2023
Avalonbay Communities	AVB	5/2/2023
UDR	UDR	5/2/2023
Bath & Body Works	BBW	5/4/2023
Devon Energy Corp	DVN	5/8/2023
General Motors Co	GM	5/11/2023
Keurig Dr Pepper Inc	KDP	5/11/2023
Biogen Inc	BIIB	5/16/2023
Best Buy	BBY	5/16/2023
MetLife	MET	5/17/20203
MetLife	MET	5/17/2023
Caterpillar Inc	CAT	5/24/2023
Veeva Systems Inc	VEEV	5/24/2023
B2GOLD CORP	BTG	5/31/2023
Extra Space Storage Inc	EXR	6/22/2023
Biogen Inc	BIIB	6/22/2023
McKesson	MCK	6/22/2023
McKesson	MCK	6/23/2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Quantitative Funds

By /s/Robert Roach

* Robert Roach

Chief Executive Officer

Date: July 14, 2023

*Print the name and title of each signing officer under his or her signature.